Derivatives (Gains Losses Recognized in Income Not Designated or Qualifying) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	$ (21)	$ (42)	$ (23)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Derivative Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(1,041)	(392)	773
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Derivative Gain (Loss) [Member] | Interest rate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(558)	(5)	701
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Derivative Gain (Loss) [Member] | Foreign currency [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(24)	(4)	27
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Derivative Gain (Loss) [Member] | Credit default swaps - purchased [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	(11)	13
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Derivative Gain (Loss) [Member] | Credit default swaps - written [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	27	41	(13)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Derivative Gain (Loss) [Member] | Equity market [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(486)	(413)	45
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(7)	(4)	(7)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member] | Interest rate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member] | Foreign currency [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member] | Credit default swaps - purchased [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member] | Credit default swaps - written [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member] | Equity market [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(7)	(4)	(7)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefits and Claims [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(116)	(51)	(4)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefits and Claims [Member] | Interest rate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(26)	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefits and Claims [Member] | Foreign currency [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefits and Claims [Member] | Credit default swaps - purchased [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefits and Claims [Member] | Credit default swaps - written [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefits and Claims [Member] | Equity market [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	$ (90)	$ (51)	$ (4)